UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vision Capital Advisors, LLC
Address: 20 W. 55th Street
         5th Floor
         New York, NY  10019

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Benowitz
Title:     Portfolio Manager
Phone:     (212) 849-8225

Signature, Place, and Date of Signing:

     /s/ Adam Benowitz     New York, NY/USA     February 25, 2008

The Form 13F Holdings Report was filed in a timely manner; however, it was inadvertently filed under the incorrect CIK, Vision Capital Advisors, Inc., CIK: 0001389482.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $1,605 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CORTEX PHARMACEUTICALS INC     COM NEW          220524300       20   141818 SH  CALL SOLE                        0        0   141818
HEMISPHERX BIOPHARMA INC       COM              42366C103       53   188461 SH  CALL SOLE                        0        0   188461
INTERNET COMM CORP             CL A             46059F109      124    98600 SH  CALL SOLE                        0        0    98600
INTERNET COMM CORP             CL A             46059F109      231    71200 SH       SOLE                        0        0    71200
SECURITY W ADVANCED TECHNOLO   COM              815175104      867   177000 SH       SOLE                   177000        0        0
VIRTUALSCOPICS INC             COM              928269109       40   100000 SH  CALL SOLE                   100000        0        0
VIRTUALSCOPICS INC             COM              928269109      270   141000 SH       SOLE                   141000        0        0